Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Disclosure of Changes in Goodwill and Intangible Assets
Goodwill and intangible assets are comprised of the following:

	2020
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$254.0	$55.4	$198.6

Intellectual property	$111.3	$111.3	$—
Other intangible assets	503.2	282.6	220.6
Computer software assets	294.4	285.6	8.8
	$908.9	$679.5	$229.4

	2021
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$379.6	$55.4	$324.2

Intellectual property	$111.3	$111.3	$—
Other intangible assets	676.6	305.1	371.5
Computer software assets	298.8	288.3	10.5
	$1,086.7	$704.7	$382.0
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2020		$198.3	$242.3	$9.0	$449.6
Additions		—	—	3.5	3.5
Amortization		—	(21.8)	(3.8)	(25.6)
Foreign exchange and other		0.3	0.1	0.1	0.5
Balance — December 31, 2020		198.6	220.6	8.8	428.0
Additions		—	—	5.0	5.0
Acquisitions through business combination	3	126.0	173.4	—	299.4
Amortization		—	(22.5)	(3.0)	(25.5)
Foreign exchange and other		(0.4)	—	(0.3)	(0.7)
Balance — December 31, 2021		$324.2	$371.5	$10.5	$706.2

Disclosure of Assumptions For Annual Impairment Assessments of Goodwill	We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital Equipment CGU	A&D CGU	Atrenne CGU	PCI CGU
Annual revenue growth rate	2021 — 10% over 5 year period; 2020 — 13% over 5 year period; 2019 — 13% over 5 year period	2021 — 11% over 5 year period; 2020 — 8% over 5 year period; 2019 — modest growth over 5 year period	2021 — 19% over 5 year period; 2020 — 9% over 5 year period; 2019 — 4% over 5 year period	2021 — 9% over 5 year period; 2020 — N/A; 2019 — N/A
Average annual CGU margins over the 5-year period	2021 — above total company margin(i); 2020 — above total company margin(i); 2019 — above total company margin(i)	2021 — slightly above total company margin(i); 2020 — slightly above total company margin(i); 2019 — slightly above total company margin(i)	2021 — above total company margin(i); 2020 — above total company margin(i); 2019 — above total company margin(i)	2021 — above total company margin(i); 2020 — N/A; 2019 — N/A
Discount rate (ii)	2021 — 11%; 2020 — 12%; 2019 — 13%	2021 — 11%; 2020 — 11%; 2019 — 10%	2021 — 10%; 2020 — 10%; 2019 — 10%	2021 — 15%; 2020 — N/A; 2019 — N/A
(i) Total company margin is defined as total segment income as a percentage of total revenue. See note 25.
(ii) For 2021, the pre-tax discount rate by CGU is as follows: Capital Equipment CGU — 14%; A&D CGU — 13%; Atrenne CGU — 13%; and PCI CGU — 18%.